CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates Explanatory Abstract
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 4 – CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

As part of the financial reporting process, Company management is required to make estimates that affect the value of assets, liabilities, income, expenses and certain disclosures included in the Company’s consolidated financial statements. By their very nature, such estimates are subjective and complex and consequently may differ from actual results.

The accounting estimates used in the preparation of the financial statements are continually evaluated and adjusted based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Described below are the critical accounting estimates used in the preparation of the financial statements, the formulation of which required Company management to make assumptions as to circumstances and events that involve significant uncertainty. In using its judgment to determine the accounting estimates, the Company takes into consideration, as appropriate, the relevant facts, past experience, the effect of external factors and reasonable assumptions under the circumstances.

Impairment of intangible assets

The Company performs impairment reviews of intangible assets on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment. In light of the clinical progress and additional expenses incurred with regard to the clinical development of BL-8040 and AGI-134, and following the valuation analysis performed as detailed in Note 8, the Company has concluded that the value of its intangible assets is higher than their carrying value as of December 31, 2020 and 2021.

Fair value estimations of warrants

As described in Notes 3d and 11, the Company completed financing transactions in which it issued ADSs and warrants to purchase additional ADSs. The fair value of the warrants, which are not traded on an active market, is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates.